UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:7/31/09

Item 1.  Reports to Stockholders.

Annual Report

July 31, 2009

1-877-900-6565

www.alphastreamfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

As I enter my 26th year in the investment industry, I pause to consider one of the great lessons passed on to me by my mentor.  As one of the preeminent corporate pension consultants and trend setters of his day, he would remind me of this basic premise – you only need to capture 2/3 of a rising stock market and significantly avoid a falling market to enjoy remarkable success and lower stress.  He did just that for his clients, and that is what I strive to do for mine.   This lesson in part led me to the discovery of the industry group model that is used in the Fund.  The long-term perspective afforded by this premise helps to ease the impulses that can manifest from short-term market volatility.

 Since my last shareholder letter of January 31, 2009, the stock market has had two distinct personalities – the dramatic sell-off through March 6th and the even more remarkable rally that has followed.  Our hedged investment model provided the anticipated preservation of net asset value (“NAV”) through the stock market low of March 6th.  On the close of that date the S&P 500 was off 24.34% for 2009 and the NAV of both share classes were modestly in positive territory.  Since March 6th we have witnessed an improbable rally like no other in market history in terms of magnitude, speed and lack of corporate sales and earnings.  The closest comparison in terms of magnitude and speed was the rally of 1933.  Thus, it can be posited that no US investor or equity portfolio manager has experienced anything comparable to this rally in the last 76 years.

Data indicates that the economies of the world have seen a measure of stabilization since the financial crisis of last fall.  There are signs that certain sectors of the US economy are improving while others continue to tread on thin ice.  Data also suggest that serious issues remain – corporate sales and earnings are projected to decline through the first three calendar quarters of 2009; rising unemployment projected through 2010; the potential for lower consumer spending (which accounts for 70% of the US economy); continuing all-time highs in home foreclosures compounded by those that were postponed due to government intervention; a cyclical downturn in commercial real estate; a quickening pace of bank failures….again, hardly the stuff to gird one of the most dramatic stock market rallies in all of financial history.  While economic stability and corporate fundamentals do lend some support to a modestly higher value of the S&P 500 index than we saw on March 6th, in my judgment they do not lend traditional support to the stock market rally we see today.

One metric that illuminates the speculative aspect of the stock market rally is the PE ratio of the companies that comprise the S&P 500 Index.  First, let’s revisit the traditional definition of the PE ratio.  The financial media today often refers to a PE (Price/Earnings per share) ratio that is based on operating income rather than the long standing tradition of net income.  It bears repeating – net income is traditionally referred to as earnings.  Using operating income (or profit) allows analysts and financial media to ignore write-offs and other adverse financial impacts that are ultimately reflected in net income.  What I find particularly troubling is that the financial media frequently compare this Price/Operating Income value (“POI”) to the historic range of Price/Earnings.  In my judgment, this has the potential to grossly mislead investors regarding the perceived value of their investment.  The remainder of this correspondence will focus on the historic and widely accepted metric of PE ratio rather than POI.

Why is the PE ratio important?  If you invert the ratio you then compare earnings to price, which is commonly referred to as the earnings yield of a stock.  Many investors compare the earnings yield of a stock investment to the yield of treasuries, bonds, CDs, and other investments to determine which investment represents better value.  When evaluating earnings yield, the importance of relying on net income versus operating income in the calculation becomes more apparent.

THE ADVISER’S OUTLOOK

In my daily examination of the market I am witnessing share price behavior in individual stocks that is reminiscent of the late stages of the dot.com boom.  Individual stocks are advancing 100%, 200% or more in a single day.  In the dot.com boom, this share price behavior was occurring for companies that had no sales or earnings, but they did have a great business model!  In today’s justification of advancing share price, one of the more popular comments by the financial media is that investors are not reacting to increased good news, but less bad news.  Corporate sales and earnings are still declining, but the declines are not as bad as forecast.  Unemployment is still going higher, just at a slower pace.

Based on the widely accepted metric of Price/Earnings, the current market rally is lacking basic fundamental underpinnings to support current values.  The following historic chart of the PE ratio published by ChartoftheDay.com (the data is believed to be reliable, but its accuracy cannot be assured) illustrates the extent to which current market valuation and risk tolerance is unprecedented and grossly distended (the vertical scale is logarithmic, so that all percentage gains are in proportion to one another).  The chart reflects the PE ratio based on the actual net income for the most recent four calendar quarters.

From 1936 through October 1987, the PE ratio (based on trailing 4-quarter net income, not operating income) tended to peak in the low 20s and bottom near a value of 7.

What is of particular note is that despite the pronounced selloff through March 6th of this year, with the S&P 500 Index hitting an intra-day low of 666, the PE ratio based on this index value was still 3 times higher than the PE ratio normally seen at market bottoms.  The current PE ratio stands at a value of 133, which is over six times higher than the PE ratio at the bottom of this years decline in the S&P 500.  Yet, the value of the S&P 500 index is not up six-fold during the rally; the index is only up approximately 50% from the low, which indicates the significance by which corporate earnings have declined relative to the rally.  Also, the current PE ratio of 133 is more than two times higher than the PE ratio at the market top of the dot.com bubble in March 2000.

If the historical norms of this important metric hold true, then the current PE ratio of 133 is 19 times the value of traditional market bottoms.  It could easily be rationalized by investors anxious to rebuild net worth that the market will never reach a PE value of 7 again.  An investor might be swayed by the siren songs from the financial media that we are in yet another “new” economy and the old PE ratio no longer applies.  Consider that the prominent message in the late 1990s, spread by the exponential growth of the internet and the likes of CNBC, was that technology had created a new economy and the old metrics no longer applied (coincidentally, it was also in late 1999 that the use of POI became more prominent).  Based on POI and other new metrics, the Dow Industrials was forecast by some to reach a value of 50,000!   In 2007, the message was China’s GDP, the explosion in world commodity prices, unprecedented global bank leverage, and use of derivatives assured investors the stock market would continue its remarkable growth in a new bull market.  As they say….the rest is history.

Notice on the chart that after the stock market bubble burst in 2000, market valuation based on Price/Earnings returned to within historic norms, as it also did earlier in 2009.  Absent the gross injection of leverage and unprecedented government intervention into this decade’s economy, the PE ratio likely would have remained within the historic norms and stock market behavior would likely have done so as well.

To rebuild wealth, one must first preserve what he or she currently possesses.  This objective was one reason for seeking authority to revise the prospectus in December 2008 to allow the use of hedging.  The risk dynamic of the current stock market is why I am convinced the hedge feature of the investment model is such a valuable equity investment tool to shareholders at this point in time.

Like the era of the dot.com bubble, it is possible that current speculation will drive the stock market higher and further away from historic norms.  Positioning the hedge in the portfolio to create a stop-loss that helps to preserve NAV in a sudden stock market decline, like that of October 1987, affords shareholders the opportunity to participate in this historic market rally should it continue, and enjoy a measure of downside risk containment and capital preservation.

Portfolio returns may not be as robust during the rally as they would likely be without the hedge because there are fluctuating expenses associated with hedging.  In the long run, I believe we may find the use of hedging mutually satisfying and financially beneficial in our attempt to capture 2/3 of future stock market advances and significantly avoid any future declines.

The portfolio remains equal-dollar weighted to 20 industry groups, many of which are at all-time highs in value.  The underlying stock selection process remains sound and productive.

As always, I welcome your comments.

 At your service,

Robert S. McWilliams, Jr.

AlphaStream Portfolios, Inc.

bob@alphastreamports.com

Mutual Funds involve risk including possible loss of principal.

*Past performance and historical probabilities are no guarantee of future results. Actual results of the AlphaStream® Special Strategy Fund may vary from the investment model for the fund due to variations in actual expenses from estimated expenses, impact of trading and stock market volatility, as well as portfolio manager implementation of the investment model.  Actual investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost. Returns and historical probabilities do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The S&P 500 (ticker symbol SPX) is a widely recognized index of common stocks. An investment cannot be made directly in an index.

An investor should carefully consider the investment objectives, risks, charges and expenses of the AlphaStream® Special Equity Fund before investing. The Fund’s prospectus contains important information about an investment in the Fund, including fees, expenses and risks involved in investing in newly-formed public companies.  The Fund’s prospectus can be obtained at www.alphastreamfunds.com or by calling 1-877-900-6565. The prospectus should be read carefully before investing. The AlphaStream® Special Strategy Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Review Code 1116-NLD-9/29/2009

AlphaStream Special Strategy Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2009

The Fund's performance figures* for the year ended July 31, 2009, as compared to its benchmark:

	One Year	Since Inception**
AlphaStream Special Strategy Fund - Retail Class	-32.34%	-21.71%
AlphaStream Special Strategy Fund - Investor Class	-33.00%	-22.48%
S&P 500 Total Return Index	-19.96%	-15.95%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-900-6565.

** Inception date is August 1, 2007

Top Ten Holdings by Industry	% of Net Assets
Internet	16.3%
Biotechnology	9.0%
Pharmaceuticals	8.3%
Software	7.8%
Telecommunications	7.6%
Commercial Services	7.4%
Computers	5.7%
Healthcare-Products	5.1%
Semiconductors	4.5%
Food	3.6%
Other, Cash & Cash Equivalents	24.7%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009

Shares		Value
	COMMON STOCK - 95.6%
	ADVERTISING - 2.3%
4,020	Acorn International, Inc. - ADR *	$ 18,693
2,470	AirMedia Group, Inc. - ADR *	14,721
1,600	China Mass Media Corp. - ADR *	7,200
3,120	Clear Channel Outdoor Holdings, Inc. - Cl. A *	17,909
2,080	Focus Media Holding Ltd. - ADR *	18,200
1,820	Harte-Hanks, Inc.	19,692
3,430	Interpublic Group of Cos., Inc. *	17,870
1,060	Lamar Advertising Co. - Cl. A *	22,302
2,171	Marchex, Inc. - Cl. B	9,509
530	Omnicom Group, Inc.	18,020
2,757	VisionChina Media, Inc. - ADR *	18,113
		182,229
	AEROSPACE/DEFENSE - 3.1%
1,240	Aerovironment, Inc. *	35,266
1,970	Argon ST, Inc. *	37,647
1,110	Cubic Corp.	43,468
660	Elbit Systems Ltd.	43,388
3,680	Herley Industries, Inc. *	44,822
590	L-3 Communications Holdings, Inc.	44,545
		249,136
	APPAREL - 0.2%
1,690	Lakeland Industries, Inc. *	12,861

	BIOTECHNOLOGY - 9.0%
2,180	3SBio, Inc. - ADR *	21,168
200	Acorda Therapeutics, Inc. *	5,052
220	Affymax, Inc. *	4,204
100	Alexion Pharmaceuticals, Inc. *	4,405
180	Alnylam Pharmaceuticals, Inc. *	4,189
70	AMAG Pharmaceuticals, Inc. *	3,179
860	American Oriental Bioengineering, Inc. *	5,229
80	Amgen, Inc. *	4,985
290	Amylin Pharmaceuticals, Inc. *	4,266
15,200	Anesiva, Inc. *	2,888
6,250	ARCA Biopharma, Inc. *	23,750
1,000	Arena Pharmaceuticals, Inc. *	5,100
740	Arqule, Inc. *	4,529
880	ARYx Therapeutics, Inc. *	3,001
1,180	BioCryst Pharmaceuticals, Inc. *	10,856
90	Biogen Idec, Inc. *	4,279
9,960	Cardium Therapeutics, Inc. *	20,418
750	Celera Corp. *	4,500
100	Celgene Corp. *	5,696

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	BIOTECHNOLOGY - 9.0% (continued)
10,130	Cell Genesys, Inc. *	$ 2,735
500	Celldex Therapeutics, Inc. *	3,800
880	Cleveland Biolabs, Inc. *	4,233
530	Clinical Data, Inc. *	7,849
2,640	CombiMatrix Corp. *	17,477
170	Crucell NV - ADR *	4,211
280	Cubist Pharmaceuticals, Inc. *	5,564
13,610	CuraGen Corp. *	19,054
8,380	deCODE genetics, Inc. *	4,944
160	Dendreon Corp. *	3,874
3,980	Discovery Laboratories, Inc. *	1,910
270	Emergent Biosolutions, Inc. *	3,877
460	Enzon Pharmaceuticals, Inc. *	3,740
6,960	EXACT Sciences Corp. *	19,697
660	Exelixis, Inc. *	3,531
372	Facet Biotech Corp. *	3,281
80	Genzyme Corp. *	4,151
570	Geron Corp. *	4,571
110	Gilead Sciences, Inc. *	5,382
340	GTx, Inc. *	3,577
530	Halozyme Therapeutics, Inc. *	3,742
6,400	Human Genome Sciences, Inc. *	91,520
540	Idera Pharmaceuticals, Inc. *	3,483
170	Illumina, Inc. *	6,144
440	ImmunoGen, Inc. *	3,824
1,480	Immunomedics, Inc. *	6,127
5,540	Incyte Corp. Ltd. *	28,808
7,040	Inovio Biomedical Corp. *	14,714
250	InterMune, Inc. *	3,820
15,360	Lexicon Pharmaceuticals, Inc. *	20,429
470	Life Technologies Corp. *	21,399
1,241	Ligand Pharmaceuticals, Inc. - Cl. B *	3,512
170	Martek Biosciences Corp.	3,954
2,580	Maxygen, Inc. *	20,614
370	Medicines Co. *	3,001
930	Molecular Insight Pharmaceuticals, Inc. *	5,757
410	Momenta Pharmaceuticals, Inc. *	4,448
710	Myriad Genetics, Inc. *	19,468
1,280	Nanosphere, Inc. *	9,037
1,870	Novabay Pharmaceuticals, Inc. *	3,759
1,290	Novavax, Inc. *	5,599
170	OncoGenex Pharmaceutical, Inc. *	4,961
130	OSI Pharmaceuticals, Inc. *	4,393
510	PDL BioPharma, Inc.	4,197

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	BIOTECHNOLOGY - 9.0% (continued)
240	Regeneron Pharmaceuticals, Inc. *	$ 5,146
910	Repligen Corp. *	4,887
5,850	Rosetta Genomics Ltd. *	17,959
3,860	Sangamo Biosciences, Inc. *	22,002
400	Seattle Genetics, Inc. *	4,820
5,560	Sequenom, Inc. *	32,026
940	Sinovac Biotech Ltd. *	4,399
14,870	Targeted Genetics Corp. *	3,569
700	Transcept Pharmaceuticals, Inc. *	4,095
50	United Therapeutics Corp. *	4,631
140	Vertex Pharmaceuticals, Inc. *	5,041
7,290	Vical, Inc. *	26,025
4,340	Zymogenetics, Inc. *	24,304
		724,766
	COMMERCIAL SERVICES - 7.4%
520	American Public Education, Inc. *	18,392
290	Apollo Group, Inc. - Cl. A *	20,022
600	Bankrate, Inc. *	17,220
1,260	Bridgepoint Education, Inc. *	22,882
480	Brink's Home Security Holdings, Inc. *	14,314
330	Capella Education Co. *	21,239
810	Career Education Corp. *	18,565
2,950	China Distance Education Holdings Ltd. - ADR *	23,836
2,720	ChinaEdu Corp. - ADR *	18,958
1,220	Corinthian Colleges, Inc. *	18,837
820	Cornell Cos, Inc. *	14,047
900	Corrections Corp. of America *	15,534
410	DeVry, Inc.	20,393
960	DynCorp International, Inc. - Cl. A *	19,498
400	Emergency Medical Services Corp. *	15,656
790	Genpact Ltd. *	11,076
850	Geo Group, Inc. *	15,283
1,160	Grand Canyon Education, Inc. *	20,312
3,620	Hackett Group, Inc. *	11,005
190	ITT Educational Services, Inc. *	18,496
990	K12, Inc. *	18,582
240	Landauer, Inc.	16,061
960	Lincoln Educational Services Corp. *	19,546
1,270	Monster Worldwide, Inc. *	16,548
300	New Oriental Education & Technology Group - ADR *	22,050
3,502	Princeton Review, Inc. *	18,981
5,720	Rural/Metro Corp. *	21,679
90	Strayer Education, Inc.	19,114
2,230	Ticketmaster Entertainment, Inc. *	18,063

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	COMMERCIAL SERVICES - 7.4% (continued)
1,440	Universal Technical Institute, Inc. *	$ 22,853
2,560	Valassis Communications, Inc. *	29,158
1,010	Viad Corp.	17,897
		596,097
	COMPUTERS - 5.7%
270	Accenture Ltd.	9,469
210	Affiliated Computer Services, Inc. - Cl. A *	9,956
7,580	Agilysys, Inc.	35,702
3,670	BluePhoenix Solutions Ltd. *	11,267
1,820	Brocade Communications Systems, Inc. *	14,305
210	CACI International, Inc. *	9,702
1,020	CGI Group, Inc. *	10,394
2,940	CIBER, Inc. *	9,731
340	Cognizant Technology Solutions Corp. *	10,061
1,300	Cogo Group, Inc. *	8,502
210	Computer Sciences Corp. *	10,116
850	Dynamics Research Corp. *	10,472
1,820	Echelon Corp. *	15,434
4,520	iCAD, Inc. *	6,147
1,350	iGate Corp.	9,787
250	Infosys Technologies Ltd. - ADR	10,757
3,640	Insight Enterprises, Inc. *	37,492
90	International Business Machines Corp.	10,614
2,860	Interphase Corp. *	14,271
800	Isilon Systems, Inc. *	4,168
6,310	LivePerson, Inc. *	25,303
300	NCI, Inc. Cl. A *	9,507
9,530	NetList, Inc. *	3,469
570	Palm, Inc. *	8,966
640	Perot Systems Corp. Cl. A*	10,227
4,090	Rainmaker Systems, Inc. *	6,564
110	Research In Motion Ltd. *	8,360
660	Riverbed Technology, Inc. *	13,207
240	SanDisk Corp. *	4,277
1,880	Silicon Storage Technology, Inc. *	3,534
1,500	SMART Modular Technologies *	4,470
520	SRA International, Inc. *	10,244
280	Syntel, Inc.	11,082
420	Telvent GIT SA	10,038
5,050	Unisys Corp. *	9,040
630	VanceInfo Technologies, Inc. - ADR *	9,545
1,140	Virtusa Corp. *	10,625
1,903	Voltaire Ltd. *	8,773
24,060	Wave Systems Corp. Cl. A *	20,692
760	Wipro Ltd. - ADR	11,035
		457,305

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	DISTRIBUTION/WHOLESALE - 2.1%
5,600	Brightpoint, Inc. *	$ 33,264
1,990	Ingram Micro, Inc. *	33,472
10,550	Navarre Corp. *	19,517
1,480	Scansource, Inc. *	42,224
1,080	Tech Data Corp. *	37,724
		166,201
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
10,690	E*TRADE Financial Corp. *	16,035
930	OptionsXpress Holdings, Inc.	16,805
840	TD Ameritrade Holding Corp. *	15,574
1,620	TradeStation Group, Inc. *	12,134
		60,548
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
2,340	Superconductor Technologies, Inc. *	8,635

	ELECTRONICS - 3.4%
220	American Science & Engineering, Inc.	15,345
150	Analogic Corp.	5,686
990	Checkpoint Systems, Inc. *	17,157
1,380	Cogent, Inc. *	15,732
2,220	Daktronics, Inc.	18,604
3,833	DRI Corp. *	7,091
1,800	FLIR Systems, Inc. *	38,682
420	Garmin Ltd.	11,617
2,560	ICx Technologies, Inc. *	12,877
1,900	Insignia Systems, Inc. *	6,365
2,040	Intelli-Check - Mobilisa, Inc. *	3,509
11,490	Iteris, Inc. *	14,133
1,560	Ituran Location and Control Ltd.	15,335
2,010	L-1 Identity Solutions, Inc. *	15,819
3,680	LoJack Corp. *	15,014
800	MEMSIC, Inc. *	3,256
2,410	NAPCO Security Technologies, Inc. *	3,133
280	OSI Systems, Inc. *	5,547
11,230	RAE Systems, Inc. *	16,957
3,180	Taser International, Inc. *	16,663
490	Trimble Navigation Ltd. *	11,618
		270,140
	ENERGY-ALTERNATE SOURCES - 0.2%
29,260	Verenium Corp. *	16,971

	ENTERTAINMENT - 2.8%
510	Bally Technologies, Inc. *	18,467
460	Churchill Downs, Inc.	17,250

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	ENTERTAINMENT - 2.8% (continued)
2,880	Dover Downs Gaming & Entertainment, Inc.	$ 15,754
8,960	Empire Resorts, Inc. *	17,293
1,010	International Game Technology	19,947
1,190	Isle of Capri Casinos, Inc. *	14,149
5,110	Lakes Entertainment, Inc. *	19,265
1,240	National CineMedia, Inc.	18,240
540	Penn National Gaming, Inc. *	17,123
1,670	Pinnacle Entertainment, Inc. *	16,750
1,030	Scientific Games Corp. *	18,561
2,350	Shuffle Master, Inc. *	16,920
4,360	Youbet.com, Inc. *	15,740
		225,459
	ENVIRONMENTAL CONTROL - 0.2%
590	Mine Safety Appliances Co.	16,573

	FOOD - 3.6%
1,900	American Dairy, Inc. *	50,692
7,040	Danone S.A. - ADR	74,694
3,580	Dean Foods Co. *	75,860
1,290	Wimm-Bill-Dann Foods OJSC - ADR *	87,926
		289,172
	HEALTHCARE-PRODUCTS - 5.1%
290	Abaxis, Inc. *	7,763
870	Accuray, Inc. *	6,099
1,020	Affymetrix, Inc. *	9,017
2,518	American Medical Alert Corp. *	14,176
950	Aspect Medical Systems, Inc. *	5,947
1,680	AtriCure, Inc. *	5,863
100	Beckman Coulter, Inc.	6,299
3,350	Biolase Technology, Inc. *	7,169
600	Bruker Corp. *	6,036
3,430	Caliper Life Sciences, Inc. *	5,797
5,730	Candela Corp. *	6,418
370	Cantel Medical Corp. *	5,728
1,350	Cardiac Science Corp. *	5,373
4,000	Cardica, Inc. *	7,320
4,180	Cardiodynamics International Corp. *	5,559
560	Cardiovascular Systems, Inc. *	5,622
590	Cepheid, Inc. *	6,236
280	China Medical Technologies, Inc. - ADR *	4,432
660	Cutera, Inc. *	5,511
740	Cynosure, Inc. - Cl. A *	7,148
950	DexCom, Inc. *	6,137
4,670	Digirad Corp. *	9,760

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	HEALTHCARE-PRODUCTS - 5.1% (continued)
730	Electro-Optical Sciences, Inc. *	$ 5,241
3,160	Fonar Corp. *	6,288
90	Gen-Probe, Inc. *	3,341
580	Given Imaging Ltd.	6,844
100	Haemonetics Corp. *	5,901
1,140	Hansen Medical, Inc. *	4,697
2,820	HealthTronics, Inc. *	6,063
360	Hill-Rom Holdings, Inc.	6,170
410	Hologic, Inc. *	6,023
110	Hospira, Inc. *	4,227
120	Idexx Laboratories, Inc. *	5,978
40	Intuitive Surgical, Inc. *	9,093
500	IRIS International, Inc. *	5,100
210	Kinetic Concepts, Inc. *	6,640
310	Luminex Corp. *	5,478
590	MAKO Surgical Corp. *	5,168
240	Masimo Corp. *	5,868
5,240	Merge Healthcare, Inc. *	19,755
200	Mindray Medical International Ltd. - ADR	5,944
500	Natus Medical, Inc. *	6,800
1,080	NxStage Medical, Inc. *	5,983
400	Palomar Medical Technologies, Inc. *	5,976
210	QIAGEN NV *	3,982
1,640	SenoRx, Inc. *	6,380
350	Somanetics Corp. *	4,911
290	SonoSite, Inc. *	6,835
1,100	Spectranetics Corp. *	5,709
1,550	Stereotaxis, Inc. *	7,006
220	STERIS Corp.	6,178
820	Syneron Medical Ltd. *	6,757
80	Techne Corp.	5,106
9,110	ThermoGenesis Corp. *	6,013
2,080	TomoTherapy, Inc. *	6,573
170	Varian Medical Systems, Inc. *	5,996
2,210	Vital Images, Inc. *	29,481
420	Volcano Corp. *	6,380
300	Zoll Medical Corp. *	5,529
		404,824
	HOME FURNISHINGS - 0.1%
1,530	Audiovox Corp. - Cl. A *	12,072

	INTERNET - 16.3%
9,660	ActivIdentity Corp. *	24,343
3,140	Alloy, Inc. *	20,159

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	INTERNET - 16.3% (continued)
180	Amazon.com, Inc. *	$ 15,437
1,900	Answers Corp. *	15,941
6,160	Art Technology Group, Inc. *	23,346
1,110	Avocent Corp. *	17,216
50	Baidu, Inc. - ADR *	17,407
4,810	Bidz.com, Inc. *	20,731
1,520	Blue Coat Systems, Inc. *	28,409
350	Blue Nile, Inc. *	16,180
1,370	China Finance Online Co. Ltd. - ADR *	17,029
3,850	CryptoLogic Ltd.	28,606
2,920	Dice Holdings, Inc. *	13,724
8,290	Drugstore.Com, Inc. *	18,818
860	eBay, Inc. *	18,275
610	ePlus, Inc. *	9,986
3,860	eResearchTechnology, Inc. *	21,037
930	Expedia, Inc. *	19,260
1,850	Giant Interactive Group, Inc. - ADR	15,040
4,160	GigaMedia Ltd. *	20,301
1,950	Global Sources Ltd. *	12,480
30	Google, Inc. - Cl. A *	13,291
1,810	HLTH Corp. *	26,571
820	IAC/InterActiveCorp *	15,096
1,980	Infospace, Inc. *	14,494
3,510	Internet Capital Group, Inc. *	26,220
1,690	The Knot, Inc. *	14,771
500	Lionbridge Technologies *	1,100
1,560	Liquidity Services, Inc. *	17,909
4,480	Local.com Corp. *	18,682
1,860	LoopNet, Inc. *	14,880
630	McAfee, Inc. *	28,085
540	MercadoLibre, Inc. *	15,563
3,430	ModusLink Global Solutions, Inc. *	24,456
6,600	Move, Inc. *	17,622
400	Netease.com, Inc. - ADR *	17,624
340	NetFlix, Inc. *	14,940
1,350	NIC, Inc.	10,246
10,660	Openwave Systems, Inc. *	27,929
7,450	Orbitz Worldwide, Inc. *	19,370
1,140	Overstock.com, Inc. *	15,014
1,600	PC-Tel, Inc. *	10,704
470	Perfect World Co. Ltd. - ADR *	16,802
1,330	Perficient, Inc. *	9,815
130	priceline.com, Inc. *	16,851
1,910	RADVision Ltd. *	16,178

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	INTERNET - 16.3% (continued)
8,490	RealNetworks, Inc. *	$ 24,621
5,270	Rediff.Com India Ltd. - ADR *	15,810
1,470	Sapient Corp. *	9,820
240	Shanda Interactive Entertainment Ltd. - ADR *	11,899
1,040	Shutterfly, Inc. *	16,702
490	Sina Corp. *	16,258
220	Sohu.com, Inc. *	13,457
4,530	SonicWALL, Inc. *	34,383
2,030	Sourcefire, Inc. *	35,809
1,710	Stamps.com, Inc. *	14,757
10,810	Support.com, Inc. *	26,593
1,580	Symantec Corp. *	23,589
3,910	TechTarget, Inc. *	21,896
7,260	TheStreet.com, Inc.	15,101
1,360	Travelzoo, Inc. *	18,564
1,670	Valueclick, Inc. *	19,205
3,340	VASCO Data Security International, Inc. *	25,050
1,390	VeriSign, Inc. *	28,412
4,150	Web.com Group, Inc. *	25,481
510	WebMD Health Corp. *	17,039
1,360	Websense, Inc. *	20,128
3,520	Webzen, Inc. - ADR *	11,968
870	Yahoo!, Inc. *	12,458
14,690	Zix Corp. *	24,239
		1,301,177
	LEISURE TIME - 0.4%
3,170	Multimedia Games, Inc. *	17,815
500	WMS Industries, Inc. *	18,080
		35,895
	LODGING - 2.3%
800	Ameristar Casinos, Inc.	14,952
1,840	Boyd Gaming Corp. *	16,910
5,440	Century Casinos, Inc. *	16,918
2,070	Las Vegas Sands Corp. *	19,354
3,350	Melco Crown Entertainment Ltd. - ADR *	18,626
2,570	MGM Mirage *	18,581
2,090	Monarch Casino & Resort, Inc. *	18,956
6,710	MTR Gaming Group, Inc. *	24,693
17,500	Riviera Holdings Corp. *	8,050
460	Wynn Resorts Ltd. *	23,538
		180,578
	MEDIA - 0.5%
830	DG FastChannel, Inc. *	17,422
530	WPP PLC - ADR	20,416
		37,838

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value

	METAL FABRICATE/HARDWARE - 0.1%
230	Eastern Co.	$ 4,103

	MISCELLANEOUS MANUFACTURING - 0.4%
510	Brink's Co.	13,846
1,140	China Fire & Security Group, Inc. *	17,944
		31,790
	PHARMACEUTICALS - 8.3%
1,800	Adolor Corp. *	3,204
2,360	Alexza Pharmaceuticals, Inc. *	6,230
450	Alkermes, Inc. *	4,644
580	Allos Therapeutics, Inc. *	4,681
350	Amicus Therapeutics, Inc. *	3,986
1,180	Array Biopharma, Inc. *	4,484
980	Biodel, Inc. *	4,831
400	BioDelivery Sciences International, Inc. *	2,248
230	BioMarin Pharmaceutical, Inc. *	3,774
12,350	Caraco Pharmaceutical Laboratories Ltd. *	38,655
1,600	Clarient, Inc. *	6,384
380	CPEX Pharmaceuticals, Inc. *	3,952
530	Cypress Bioscience, Inc. *	4,685
1,910	Durect Corp. *	4,393
1,340	Dyax Corp. *	5,079
4,160	Hi-Tech Pharmacal Co., Inc. *	65,104
240	Isis Pharmaceuticals, Inc. *	4,387
12,280	K-V Pharmaceutical Co. *	28,244
560	MannKind Corp. *	4,486
510	Medarex, Inc. *	8,094
160	Medivation, Inc. *	3,960
3,130	Mylan, Inc. *	41,285
1,060	Nabi Biopharmaceuticals *	2,724
550	Nektar Therapeutics *	3,894
1,480	Neurocrine Biosciences, Inc. *	4,721
1,160	Novogen Ltd. - ADR *	3,596
130	Onyx Pharmaceuticals, Inc. *	4,670
300	Optimer Pharmaceuticals, Inc. *	4,227
370	Osiris Therapeutics, Inc. *	4,503
2,580	Par Pharmaceutical Cos., Inc. *	41,822
1,410	Perrigo Co.	38,267
560	Poniard Pharmaceuticals, Inc. *	4,038
850	Progenics Pharmaceuticals, Inc. *	4,828
520	Repros Therapeutics, Inc. *	1,316
310	Rigel Pharmaceuticals, Inc. *	2,582
280	Savient Pharmaceuticals, Inc. *	4,365

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	PHARMACEUTICALS - 8.3% (continued)
240	Sepracor, Inc. *	$ 4,164
510	SIGA Technologies, Inc. *	3,968
4,470	Simcere Pharmaceutical Group - ADR *	42,376
760	Spectrum Pharmaceuticals, Inc. *	5,092
720	Sucampo Pharmaceuticals, Inc. *	4,759
930	SXC Health Solutions Corp. *	27,491
6,780	Synutra International, Inc. *	89,564
782	Teva Pharmaceutical Industries Ltd. - ADR	41,712
330	Theravance, Inc. *	4,983
930	Tongjitang Chinese Medicines Co. - ADR *	2,827
250	Vanda Pharmaceuticals, Inc. *	3,800
530	Viropharma, Inc. *	3,906
1,170	Watson Pharmaceuticals, Inc. *	40,634
160	XenoPort, Inc. *	3,250
		660,869
	RETAIL - 1.3%
3,240	PC Connection, Inc. *	18,598
5,080	PC Mall, Inc. *	44,145
3,110	Systemax, Inc. *	40,523
		103,266
	SEMICONDUCTORS - 4.5%
300	Actel Corp. *	3,342
740	Advanced Analogic Technologies, Inc. *	3,567
880	Advanced Micro Devices, Inc. *	3,221
210	Altera Corp.	3,925
720	Amkor Technology, Inc. *	4,507
840	Anadigics, Inc. *	3,478
140	Analog Devices, Inc.	3,832
420	Applied Micro Circuits Corp. *	3,633
560	ARM Holdings Plc	3,578
880	Atmel Corp. *	3,670
130	Broadcom Corp. - Cl. A *	3,670
190	Cavium Networks, Inc. *	3,585
370	Ceva, Inc. *	3,245
4,700	ChipMOS TECHNOLOGIES Bermuda Ltd. *	3,447
780	Cirrus Logic, Inc. *	4,196
2,570	Conexant Systems, Inc. *	3,855
110	Cree, Inc. *	3,527
360	Cypress Semiconductor Corp. *	3,823
210	Diodes, Inc. *	3,877
490	DSP Group, Inc. *	4,268
450	Exar Corp. *	3,163
470	Fairchild Semiconductor International, Inc. - Cl. A *	4,150
850	GSI Technology, Inc. *	3,366

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	SEMICONDUCTORS - 4.5% (continued)
850	Himax Technologies, Inc. - ADR	$ 3,247
100	Hittite Microwave Corp. *	3,512
2,140	Ikanos Communications, Inc. *	3,766
980	Infineon Technologies AG - ADR *	3,959
540	Integrated Device Technology, Inc. *	3,656
1,330	Integrated Silicon Solution, Inc. *	4,189
200	Intel Corp.	3,850
230	International Rectifier Corp. *	3,809
270	Intersil Corp. - Cl. A	3,880
350	IXYS Corp.	2,705
1,900	Lattice Semiconductor Corp. *	4,199
140	Linear Technology Corp.	3,762
700	LSI Corp. *	3,626
290	Marvell Technology Group Ltd. *	3,869
210	Maxim Integrated Products, Inc.	3,721
450	Micrel, Inc.	3,519
150	Microchip Technology, Inc.	4,039
670	Micron Technology, Inc. *	4,281
240	Microsemi Corp. *	3,276
1,460	Microtune, Inc. *	3,008
1,620	Mindspeed Technologies, Inc. *	4,374
1,170	MIPS Technologies, Inc. *	4,165
150	Monolithic Power Systems, Inc. *	3,328
2,150	MoSys, Inc. *	3,483
270	National Semiconductor Corp.	4,066
90	Netlogic Microsystems, Inc. *	3,577
310	Nvidia Corp. *	4,008
650	O2Micro International Ltd. - ADR *	3,367
330	Omnivision Technologies, Inc. *	4,366
480	ON Semiconductor Corp. *	3,504
2,220	Pixelworks, Inc. *	3,774
860	PLX Technology, Inc. *	3,354
420	PMC - Sierra, Inc. *	3,843
140	Power Integrations, Inc.	4,101
1,150	QLogic Corp. *	15,008
2,380	QuickLogic Corp. *	3,023
220	Rambus, Inc. *	3,725
2,950	Ramtron International Corp. *	3,511
1,100	Rovi Corp. *	28,776
260	Rubicon Technology, Inc. *	3,073
1,290	Semiconductor Manufacturing International Corp. - ADR *	3,419
210	Semtech Corp. *	3,864
220	Sigma Designs, Inc. *	3,557
1,420	Silicon Image, Inc. *	3,479

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	SEMICONDUCTORS - 4.5% (continued)
90	Silicon Laboratories, Inc. *	$ 3,855
970	Silicon Motion Technology Corp. - ADR *	3,647
330	Skyworks Solutions, Inc. *	3,986
1,150	Spreadtrum Communications, Inc. - ADR *	3,634
170	Standard Microsystems Corp. *	3,944
450	STMicroelectronics NV - ADR	3,416
130	Supertex, Inc. *	2,997
362	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,788
390	Techwell, Inc. *	3,721
130	Tessera Technologies, Inc. *	3,652
160	Texas Instruments, Inc.	3,848
7,940	Tower Semiconductor Ltd. *	4,744
6,540	Transwitch Corp. *	3,492
640	TriQuint Semiconductor, Inc. *	4,595
1,310	United Microelectronics Corp. - ADR	4,454
770	Virage Logic Corp. *	3,842
11,910	Vitesse Semiconductor Corp. *	4,049
730	White Electronic Designs Corp. *	3,336
160	Xilinx, Inc.	3,470
290	Zoran Corp. *	3,341
		359,354
	SOFTWARE - 7.8%
4,050	Accelrys, Inc. *	24,300
1,050	Acxiom Corp.	10,132
1,490	Allscripts-Misys Healthcare Solutions, Inc.	25,673
8,813	AMICAS, Inc. *	25,910
1,540	ArcSight, Inc. *	29,214
2,440	Ariba, Inc. *	25,644
3,210	ATA, Inc. - ADR *	27,445
680	athenahealth, Inc. *	25,119
7,550	Authentidate Holding Corp. *	7,625
400	Cerner Corp. *	26,032
350	Changyou.com Ltd. - ADR *	12,862
1,060	Check Point Software Technologies *	28,291
620	Computer Programs & Systems, Inc.	24,149
1,540	Digi International, Inc. *	15,723
2,930	Double-Take Software, Inc. *	25,491
1,350	Eclipsys Corp. *	24,570
210	Mantech International Corp. - Cl. A *	11,193
1,270	MedAssets, Inc. *	23,724
540	Omnicell, Inc. *	6,739
1,970	Omniture, Inc. *	26,950
840	Patni Computer Systems Ltd. - ADR	12,810
1,650	Phase Forward, Inc. *	23,430

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	SOFTWARE - 7.8% (continued)
430	Quality Systems, Inc.	$ 23,603
1,750	RADWARE Ltd. *	15,925
11,680	SourceForge, Inc. *	13,899
1,230	SYNNEX Corp. *	34,957
1,520	The9 Ltd. - ADR	13,224
1,900	Trident Microsystems, Inc. *	3,192
590	Tyler Technologies, Inc. *	9,086
2,270	Verint Systems, Inc. *	27,149
6,230	Wireless Ronin Technologies, Inc. *	18,877
		622,938
	TELECOMMUNICATIONS - 7.6%
3,080	3Com Corp. *	11,612
1,510	Airvana, Inc. *	9,377
4,740	Allot Communications Ltd. *	18,960
3,370	Alvarion Ltd. *	13,278
430	Amdocs Ltd. *	10,286
550	Anaren, Inc. *	9,889
1,660	Applied Signal Technology, Inc.	41,500
170	Atheros Communications, Inc. *	4,250
460	Black Box Corp.	12,636
8,460	CalAmp Corp. *	15,397
1,350	Ceragon Networks Ltd. *	10,058
2,480	China GrenTech Corp. Ltd. - ADR *	9,040
4,700	China Techfaith Wireless Communication Technology Ltd. - ADR *	11,609
720	Cisco Systems, Inc. *	15,847
320	Comtech Telecommunications Corp. *	10,198
3,170	CPI International, Inc. *	30,273
2,729	EF Johnson Technologies, Inc. *	1,856
450	EMS Technologies, Inc. *	9,900
3,550	EndWave Corp. *	8,449
8,080	Extreme Networks *	18,342
1,050	EZchip Semiconductor Ltd. *	13,440
1,850	Gilat Satellite Networks Ltd. *	9,047
1,560	Globecomm Systems, Inc. *	12,386
1,460	Harris Stratex Networks, Inc. *	10,132
4,160	ID Systems, Inc. *	15,267
400	InterDigital, Inc. *	11,844
620	Juniper Networks, Inc. *	16,201
1,220	KVH Industries, Inc. *	9,919
290	Loral Space & Communications, Inc. *	6,070
1,450	Motorola, Inc.	10,382
33,944	MRV Communications, Inc. *	20,740
950	Netgear, Inc. *	16,159

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Shares		Value
	TELECOMMUNICATIONS - 7.6% (continued)
3,510	Network Equipment Technologies, Inc. *	$ 20,007
9,550	Nextwave Wireless, Inc. *	4,298
580	Nokia OYJ - ADR	7,737
1,000	Novatel Wireless, Inc. *	9,480
4,770	Parkervision, Inc. *	14,548
770	Polycom, Inc. *	18,287
6,580	Powerwave Technologies, Inc. *	8,291
2,470	Qiao Xing Mobile Communication Co. Ltd. *	8,003
5,020	Qiao Xing Universal Telephone, Inc. *	11,195
200	QUALCOMM, Inc.	9,242
910	RF Micro Devices, Inc. *	4,732
1,650	Sierra Wireless, Inc. *	11,847
420	Starent Networks Corp. *	10,072
1,730	Symmetricom, Inc. *	11,210
950	Telefonaktiebolaget LM Ericsson - ADR	9,234
2,190	Telestone Technologies Corp. *	10,315
5,720	Utstarcom, Inc. *	9,781
350	Viasat, Inc. *	9,450
		612,073

	TOTAL COMMON STOCK (Cost - $6,311,003)	7,642,870

	OPTIONS - 0.7%
	PUT OPTIONS - 0.7%
120	S&P 500 Index @ $925 Expires August 2009	57,600
	(Cost $ 364,793)

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
333,077	Goldman Sachs Financial Square Funds - Government Fund, 0.03% **	333,077
	TOTAL SHORT-TERM INVESTMENTS (Cost - $333,077)

	TOTAL INVESTMENTS - 100.5% (Cost - $7,008,873)	8,033,547
	LIABILITIES LESS OTHER ASSETS - (0.5) %	(39,736)
	NET ASSETS - 100.0%	$ 7,993,811

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,901,127
	and differs from market value by net unrealized appreciation / depreciation of securities as follows:

	Unrealized appreciation	$ 1,409,793
	Unrealized depreciation	(277,373)
	Net unrealized appreciation	$ 1,132,420

	* Non-Income producing security.
	** Money market fund; interest rate reflects seven-day effective yield on July 31, 2009.
	ADR - American Depositary Receipts

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2009

ASSETS
Investment securities:
At cost	$ 7,008,873
At value	$ 8,033,547
Dividends and interest receivable	694
Prepaid expenses and other assets	7,477
TOTAL ASSETS	8,041,718

LIABILITIES
Investment advisory fees payable	9,026
Fees payable to other affiliates	8,921
Distribution (12b-1) fees payable	5,803
Payable for Fund shares sold	3,200
Accrued expenses and other liabilities	20,957
TOTAL LIABILITIES	47,907
NET ASSETS	$ 7,993,811

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 14,752,904
Accumulated net realized loss from security transactions	(7,783,767)
Net unrealized appreciation of investments	1,024,674
NET ASSETS	$ 7,993,811

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 6,988,230
Shares of beneficial interest outstanding	1,163,529
Net asset value, offering price and redemption price per share (a)	$ 6.01

Retail Class Shares:
Net Assets	$ 1,005,581
Shares of beneficial interest outstanding	164,034
Net asset value, offering price and redemption price per share (a)	$ 6.13

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2009

INVESTMENT INCOME
Dividends (net of $1,259 foreign taxes withheld)	$ 120,965
Interest	1,823
TOTAL INVESTMENT INCOME	122,788

EXPENSES
Investment advisory fees	97,627
Distribution (12b-1) fees:
Investor Class	89,406
Administrative services fees	43,932
Transfer agent fees	37,496
Accounting services fees	29,725
Professional fees	25,809
Compliance officer fees	11,383
Registration fees	8,107
Trustees' fees and expenses	7,273
Printing and postage expenses	4,894
Custodian fees	4,878
Insurance expense	799
Other expenses	3,278
TOTAL EXPENSES	364,607

Fees waived by the Advisor	(79,480)
Fees waived by Administrator	(2,500)

NET EXPENSES	282,627

NET INVESTMENT LOSS	(159,839)

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized loss from:
Security transactions	(5,487,859)
Option transactions	(804,960)
(6,292,819)

Net change in unrealized appreciation (depreciation) from:
Security transactions	1,229,266
Option transactions	(307,193)
922,073

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,370,746)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (5,530,585)

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2009	July 31, 2008 (a)
FROM OPERATIONS
Net investment loss	$ (159,839)	$ (203,290)
Net realized loss from security and option transactions	(6,292,819)	(1,469,666)
Net change in unrealized appreciation on investments and
options transactions	922,073	102,601
Net decrease in net assets resulting from operations	(5,530,585)	(1,570,355)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	819,096	17,501,247
Retail Class	330,600	1,217,921
Redemption fee proceeds:
Investor Class	47	21
Retail Class	198	-
Payments for shares redeemed:
Investor Class	(3,806,115)	(859,666)
Retail Class	(108,546)	(52)
Net increase/(decrease) in net assets from shares of beneficial interest	(2,764,720)	17,859,471

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(8,295,305)	16,289,116

NET ASSETS
Beginning of Year	16,289,116	-
End of Year *	$ 7,993,811	$ 16,289,116
* Includes accumulated net investment income (loss) of:	$ -	$ -

SHARE ACTIVITY
Investor Class:
Shares Sold	138,695	1,781,405
Shares Redeemed	(664,968)	(91,603)
Net increase / (decrease) in shares of beneficial interest outstanding	(526,273)	1,689,802

Retail Class
Shares Sold	58,038	125,483
Shares Redeemed	(19,482)	(5)
Net increase in shares of beneficial interest outstanding	38,556	125,478

(a) The AlphaStream Special Strategy Fund commenced operations on August 1, 2007.

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Investor Class

	For the Year	For the Year
	Ended	Ended
	July 31, 2009	July 31, 2008 (1)

Net asset value, beginning of period	$ 8.97	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.11)	(0.15)
Net realized and unrealized
loss on investments	(2.85)	(0.88)
Total from investment operations	(2.96)	(1.03)

Paid-in-capital from redemption fees (3)	0.00	0.00

Net asset value, end of period	$ 6.01	$ 8.97

Total return (4)	(33.00%)	(10.30%)

Net assets, end of period (000s)	$ 6,988	$ 15,152

Ratio of gross expenses to average
net assets	3.84%	3.72%
Ratio of net expenses and net of
waivers to average net assets	2.99%	2.99%
Ratio of net investment (loss)
to average net assets	-1.72%	-1.65%

Portfolio Turnover Rate	228%	207%

(1)	The Investor Class shares of the AlphaStream Special Strategy Fund commenced operations on August 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.005 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Retail Class

	For the Year		For the Year
	Ended		Ended
	July 31, 2009		July 31, 2008 (1)

Net asset value, beginning of period	$ 9.06		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.04)
Net realized and unrealized
loss on investments	(2.88)		(0.90)
Total from investment operations	(2.93)		(0.94)

Paid-in-capital from redemption fees	0.00	(3)	0.00

Net asset value, end of period	$ 6.13		$ 9.06

Total return (4)	(32.34%)		(9.40%)

Net assets, end of period (000s)	$ 1,006		$ 1,137

Ratio of gross expenses to average
net assets	2.84%		2.72%
Ratio of net expenses and net of
waivers to average net assets	1.99%		1.99%
Ratio of net investment (loss)
to average net assets	-0.84%		-0.40%

Portfolio Turnover Rate	228%		207%

(1)	The Retail Class shares of the AlphaStream Special Strategy Fund commenced operations on August 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.005 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.

See accompanying notes to financial statements

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

1. ORGANIZATION

The AlphaStream Special Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide capital appreciation.

At a meeting of the Trust’s Board of Trustees (the “Board”) held on September 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the Fund from “AlphaStream Special Equity Fund” to “AlphaStream Special Strategy Fund.”

The Fund currently offers two classes of shares; the Investor Class shares and the Retail Class shares.  Both Classes of shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	7,642,870	-	-	7,642,870
Derivatives **	-	57,600	-	57,600
Money Market Funds	333,077	-	-	333,077
Total	7,975,947	57,600	-	8,033,547

                          The Fund did not hold any Level 3 securities during the period.

                          *  Refer to the Portfolio of Investments for industry classification.

                          ** Derivatives include put options.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Options transactions - The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of SubChapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax year of 2008 and during the year ended July 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

3.  INVESTMENT TRANSACTIONS

For the year ended July 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and options amounted to $21,444,001 and $25,520,923, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. AlphaStream Portfolios, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the year ended July 31, 2009, the Fund incurred $97,627 of advisory fees, with $9,026 remaining payable at July 31, 2009.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.99% and 1.99% per annum of the Fund’s average daily net assets for Investor Class shares and Retail Class shares, respectively.  During the year ended July 31, 2009 the Advisor waived fees totaling $79,480.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class and Retail Class shares are subsequently less than 2.99% and 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% and 1.99% of average daily net assets for the Investor Class and Retail Class shares, respectively. If Fund Operating Expenses attributable to the Investor Class and Retail Class shares subsequently exceed 2.99% and 1.99% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of July 31, 2009 there was $165,907 of fee waivers subject to recapture with $86,427 and $79,480 to be recaptured by July 31, 2011 and July 31, 2012, respectively.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets for Investor Class shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee) and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the year ended July 31, 2009, pursuant to the Plan, the Investor Class Shares paid $89,406.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. Prior to April 1, 2009 the per quarter fee was $7,500.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Effective June 1, 2009 GFS has agreed to waive fees for one class of shares.  This agreement is voluntary and may be terminated at any time.  GFS waived fees of $2,500 as of July 31, 2009.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended July 31, 2009 were $769.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2009, the Fund incurred expenses of $11,383 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended July 31, 2009, GemCom collected amounts totaling $5,264 for EDGAR and printing services performed.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the year ended July 31, 2009, the Fund assessed $245 in redemption fees.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security from transactions are attributable to the tax deferral of losses on wash sales and mark-to-market adjustments for open section 1256 contracts.

At July 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future gains through July 31, 2017 of $2,920,579.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $4,970,934 of such capital losses.

Permanent book and tax differences, attributable to net operating losses and adjustments from partnerships, passive foreign investment companies and return of capital distributions, resulted in reclassification for the period ended July 31, 2009, as follows: a decrease in paid-in capital of $159,751; a decrease in accumulated net investment loss of $159,839; and a increase in accumulated net realized loss from investments and options transactions of $88.

7.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act.  As of July 31, 2009 John D. Hicks and Charles Schwab & Co. held approximately 43% and 33% respectively of the voting securities of Retail Class shares for the benefit of others.

8.    SUBSEQUENT EVENTS

Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standards No. 165, “Subsequent Events” which had no impact on the Fund’s net assets or operations, but required disclosure in the Notes to Financial Statements at the date which subsequent events have been evaluated by management.  Management has evaluated subsequent events through September 29, 2009, the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

AlphaStream Special Strategy Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AlphaStream Special Strategy Fund (the “Fund”), a series of the Northern Lights Fund Trust, as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaStream Special Strategy Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

September 29, 2009

AlphaStream Special Strategy Fund

EXPENSE EXAMPLES

July 31, 2009 (Unaudited)

As a shareholder of the AlphaStream Special Strategy Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AlphaStream Special Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 through July 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaStream Special Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period 2/1/09 – 7/31/09*
Investor Class	$1,000.00	$1,080.90	$15.43
Retail Class	1,000.00	1,085.90	10.29

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period 2/1/09 – 7/31/09*
Investor Class	$1,000.00	$1,009.97	$14.90
Retail Class	1,000.00	1,014.93	9.94

*Expenses are equal to the Fund’s annualized expense ratio of 2.99% for the investor class and 1.99% for the retail class; multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

AlphaStream Special Strategy Fund

SUPPLEMENTAL INFORMATION

July 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan ** Age:65	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company).	49	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 59	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	49	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 55	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company).	49	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age: 45	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University since July 2009; Member, John P. Begley Endowed Chair in Accounting, Creighton University, 2002 – 2009; Auditing Standards Board, AICPA since 2008.	49	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

AlphaStream Special Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 56	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	49	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 47	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	Treasurer Since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 50	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

Re-Approval of Advisory Agreement – AlphaStream Special Strategy Fund

In connection with a regular Board meeting held on June 25, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between AlphaStream Portfolios, Inc. (“AP” or the “Adviser”) and the Trust, on behalf of the AlphaStream Special Strategy Fund (“AlphaStream” or the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its Fund-related operations; and (g) the Fund’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees reviewed the 15(c) response materials and discussed the extent of AP’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then review AP’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund. The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of AP’s past performance as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of the Fund since its inception as compared to its benchmark. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that AP charges a 1.00% annual advisory fee based upon the average net assets of the Fund.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds. The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-900-6565 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-900-6565.

INVESTMENT ADVISOR

AlphaStream Portfolios, Inc.

15 Lake Street, Suite 250

Savannah, GA 31411-2971

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009- $ 13,000

2008 – $12,000

(b)

Audit-Related Fees

2009 - $0

2008 – $0

(c)

Tax Fees

2009 - $2,000
2008 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None
2008 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 – $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/09